SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Depreciation expense	$ 18,030	$ 19,639	$ 39,209	$ 13,219
Amortization expense	$ 75	$ 0	$ 227	$ 58
Ordinary shares authorized	50,000		50,000	50,000
Ordinary shares issued	2		2	2
Ordinary shares outstanding	2		2	2
Ordinary shares par value	$ 1		$ 1	$ 1
Rental revenue	$ 18,463		$ 31,988
Mr. Lee Chong Kuang and Mr. Loke Che Chan, Gilbert [Member]
Equity interest	8.80%
Hong Kong [Memebr]
Investments	$ 38,710
Ordinary shares authorized	3,400,000
Ordinary shares issued	3,400,000
Ordinary shares outstanding	3,400,000
Ordinary shares par value	$ 1